Shareholders' Equity and Regulatory Matters - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Reserve on deposit liabilities		$ 3,100,000
Shares repurchased during period		138,629	75,709	69,938
Preferred Stock Series B [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Issued	$ 7,900,000
Dividends rate	5.30%
Sale	$ 7,900,000
Total issuance costs	$ 113,000
Voting rights		The preferred stock has no voting rights
Preferred Stock Series C [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Issued					$ 2,800,000
Dividends rate					5.30%
Sale					$ 2,800,000
Total issuance costs					$ 23,000
Voting rights		The preferred stock has no voting rights
Basel III [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
capital to risk-weighted assets		8.00%
Tier 1 leverage ratio		4.00%
capital conservation buffer risk-weighted assets		0.625%
capital conservation buffer risk-weighted assets addition per year		0.625%
capital conservation buffer risk-weighted assets, 2019		2.50%
capital conservation buffer risk-weighted assets end date		Jan. 01, 2016
Basel III [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
common equity Tier 1 capital to risk-weighted assets		4.50%
Tier 1 capital to risk-weighted asset		6.00%